Revenue, Performance Obligations, Deferred Revenue and Deferred Costs - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Revenue, Deferred Revenue and Performance Obligations [Line Items]
Aggregate amount of transaction price allocated to performance obligations	$ 43,700		$ 43,700		$ 34,000
Deferred revenue, current	6,101		6,101		3,469	$ 3,277
Deferred revenue, non-current	2,098		2,098		1,786	1,931
Deferred revenue, recognized	$ 1,700	$ 500	$ 4,400	$ 2,700	$ 3,400	$ 3,400
Minimum
Revenue, Deferred Revenue and Performance Obligations [Line Items]
Deferred sales commissions amortization period			4 years		4 years
Maximum
Revenue, Deferred Revenue and Performance Obligations [Line Items]
Deferred sales commissions amortization period			6 years		6 years